Revenue from services provided to customers - Revenues by types of service (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disaggregation of Revenue [Abstract]
Commissions	¥ 308,805	¥ 293,069	¥ 373,313
Fees from investment banking	103,222	101,521	101,663
Asset management and portfolio service fees	238,202	245,519	¥ 245,616
Other revenue	49,901	54,284
Total	¥ 700,130	¥ 694,393